Film Obligations and Production Loans (Future Annual Repayment of Film Obligations And Production Loans) (Details) - USD ($) $ in Millions	Mar. 31, 2018	Mar. 31, 2017
Future Annual Repayment Of Film Obligations And Production Loans
Year Ended March 31, 2019	$ 327.9
Year Ended March 31, 2020	167.1
Year Ended March 31, 2021	1.7
Year Ended March 31, 2022	1.5
Year Ended March 31, 2023	1.1
Thereafter	0.0
Total	499.3
Less imputed interest on film obligations and debt issuance costs on production loans	(0.1)
Total film obligations and production loans, net	499.2	$ 483.2
Film Obligations
Future Annual Repayment Of Film Obligations And Production Loans
Year Ended March 31, 2019	104.5
Year Ended March 31, 2020	37.6
Year Ended March 31, 2021	1.7
Year Ended March 31, 2022	1.5
Year Ended March 31, 2023	1.1
Thereafter	0.0
Total	146.4
Production Loans
Future Annual Repayment Of Film Obligations And Production Loans
Year Ended March 31, 2019	223.4
Year Ended March 31, 2020	129.5
Year Ended March 31, 2021	0.0
Year Ended March 31, 2022	0.0
Year Ended March 31, 2023	0.0
Thereafter	0.0
Total	$ 352.9